Note 13 - Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Commitments Disclosure [Text Block]
16.	Commitments and Contingencies:

Lease revenue commitments - The approximate future minimum revenues from rental property under the terms of all noncancellable tenant leases, assuming no new or renegotiated leases are executed for such premises, are as follows:

Twelve Months Ending September 30,	Amount

2015	$3,789,000
2016	3,044,000
2017	2,262,000
2018	1,941,000
2019	1,567,000
Thereafter	3,126,000
$15,729,000

Other commitments and contingencies As of September 30, 2014, other commitments and contingencies are summarized in the below table:

Incentive Compensation Plan	$233,200
Management Employment agreements with bonus and severance commitment contingencies	600,000
Other employee severance commitment contingencies	120,000
Total	$953,200

Employment agreements - The Company has compensation arrangements with its Chief Executive Officer and Chief Financial Officer (collectively, the “Agreements”), each executed during the quarter ended June 30, 2013. Each of the Agreements contains a bonus of $125,000 payable upon a change of control as defined in the agreements. In addition, each agreement provides for severance equivalent to 6 months of base salary and the vesting and related payment of the change of control bonus.

The Company also has a compensation arrangement with its Chief Operating Officer executed on May 8, 2014 which provides for severance equivalent to 6 months of base salary.

Under Company policy the aggregate severance commitment contingency to other employees is approximately $120,000.

13.  Commitments

Lease revenue commitments - The approximate future minimum revenues from rental property under the terms of all noncancellable tenant leases, including bargain renewals, assuming no new or renegotiated leases are executed for such premises, are as follows:

Years Ending December 31,	Amount

2014	$3,903,000
2015	2,987,000
2016	2,364,000
2017	1,728,000
2018	1,486,000
Thereafter	3,060,000
$15,528,000

Employment agreements –

The compensation arrangements between the Company and its President and Chief Executive Officer, and its Chief Financial Officer are set forth in their respective Offer Letter dated May 15, 2013. The agreements each requires an annual salary of $250,000 plus bonus of $125,000, if the respective individual is employed by the Company as of the effective date of a change in control. The agreement can be cancelled by either party at any time.

As of December 31, 2013, the commitment related to severance is approximately $600,000.